Document and Entity Information	Feb. 14, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	Sylvamo Corp
Amendment Flag	false
Entity Central Index Key	0001856485
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 14, 2023
Entity File Number	001-40718
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	86-2596371
Entity Address, Address Line One	6077 Primacy Parkway
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38119
City Area Code	(901)
Local Phone Number	519-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $1 per share par value
Trading Symbol	SLVM
Security Exchange Name	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Trading Symbol	—
Security Exchange Name	NYSE